Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Carrying value of benefit obligation
The carrying value of the benefit obligation as at December 31, 2021 and 2020 is:

	2021	2020
	$	$
Balance - January 1	2,330	1,443
Increases
Provision for the year	635	670
Actuarial losses	80	108
Interest expense	7	12
Reductions
Payments	(309)	(41)
Foreign exchange translation	(183)	138
Balance - December 31	2,560	2,330

Change in liability recognized in statement of loss and comprehensive loss
The change in liability was recognized in statement of loss and comprehensive loss as follows:

	2021	2020
	$	$
Cost recognized in profit or loss
Current period cost	635	670
Interest cost on defined benefit obligation	7	12
Remeasurement loss recognized in OCI	80	108
Annual weighted average assumptions
Discount rate	0.98%	0.34%
Price inflation	1.00%	1.50%